Convertible debentures - Additional information (Details) - CAD ($)				12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 30, 2020	Dec. 31, 2020	Mar. 18, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate				3.00%
Equity component allocated to share capital				$ 827,560
Principal amount redeemed				358,500
Common shares issued upon conversion of debt				2,712,375
Equity portion of convertible debentures
Disclosure of detailed information about borrowings [line items]
Equity component allocated to share capital				(98,422)
Amount reclassified upon redemption				(40,779)
Common shares issued upon conversion of debt				(360,981)
Contributed Surplus
Disclosure of detailed information about borrowings [line items]
Amount reclassified upon redemption				$ 40,779
2020 Convertible loan
Disclosure of detailed information about borrowings [line items]
Interest rate					12.00%
Conversion price per share (in dollars per share)					$ 0.28
Conversion of loan into shares (in shares)	3,225,000
2020 Convertible loan | Equity portion of convertible debentures
Disclosure of detailed information about borrowings [line items]
Equity component allocated to share capital	$ 98,422
2018 Convertible debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 3,000,000
Principal amount redeemed			$ 300,000
Percentage of principal amount redeemed			10.00%
Payment of onetime accommodation fee			$ 54,000
Market rate used to discount cash flows (as a percent)			17.50%
Value of the conversion option equity component was classified in the shareholders' Equity (Deficiency)			$ 16,875
Conversion of debentures into shares (in shares)		3,369,375
2018 Convertible debentures | Equity portion of convertible debentures
Disclosure of detailed information about borrowings [line items]
Amount reclassified upon redemption			(40,779)
Common shares issued upon conversion of debt		$ 360,981
2018 Convertible debentures | Contributed Surplus
Disclosure of detailed information about borrowings [line items]
Amount reclassified upon redemption			$ 40,779